Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Summary of Federal Home Loan Bank Advances

At December 31, 2017 and December 31, 2016, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at		Interest Rate	Final Maturity
December 31,
2017	2016
$20,000,000	$20,000,000	2.53	January 9, 2018
10,000,000	—	1.60	January 5, 2018

Scheduled Payments for Next Five Years	The scheduled payments for the next five years are as follows:

Year Due	Payment
2018	$30,000,000
2019	—
2020	—
2021	—
2022	—